Deposits (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Summary of Deposits

	As at
	July 31, 2026					April 30 2026	October 31 2025
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing		Payable on a fixed date (3)	Total	Total	Total
Personal	$38,623	$11,573	$124,262	$123,612	$298,070	$295,240	$301,718
Business and government	202,923	35,007	72,044	358,688	668,662	644,305	627,667
Financial institutions	8,907	1,549	2,623	26,204	39,283	41,944	36,894
	$250,453	$48,129	$198,929	$508,504	$1,006,015	$981,489	$966,279
Recorded in:
Canada	$171,617	$25,084	$186,812	$338,432	$721,945	$701,998	$692,600
United States	43,595	776	1,405	70,917	116,693	113,529	101,495
United Kingdom	–	–	525	40,830	41,355	41,184	34,046
Mexico	14,544	8,477	–	18,716	41,737	39,520	39,091
Peru	12,672	90	1,119	6,820	20,701	20,945	19,917
Chile	1,695	5,606	144	17,370	24,815	24,054	23,135
Colombia	–	–	–	–	–	–	10,408
Other International	6,330	8,096	8,924	15,419	38,769	40,259	45,587
Total (4)	$250,453	$48,129	$198,929	$508,504	$1,006,015	$981,489	$966,279
(1)	Deposits payable on demand include all deposits for which the Bank may not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which the Bank may require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)
Deposits denominated in U.S. dollars amount to $329,956 (April 30, 2026 – $317,453 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $21,091 (April 30, 2026 – $20,300; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $38,592 (April 30, 2026 – $36,731; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,620 (April 30, 2026 – $109,608; October 31, 2025 – $117,530).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at July 31, 2026	$53,271	$36,903	$67,336	$110,107	$20,569	$288,186
As at April 30, 2026	$50,686	$35,285	$68,997	$105,503	$20,322	$280,793
As at October 31, 2025	$54,287	$37,607	$57,519	$109,573	$15,165	$274,151
(1)	The majority of foreign term deposits are in excess of $100,000.